Other Operating Income	12 Months Ended
Dec. 31, 2011
Other Operating Income [Abstract]
Other Operating Income

20. OTHER OPERATING INCOME

Components of other operating income for the indicated years ended December 31 include:

(dollars in thousands)	2011	2010	2009
Merchant interchange fees	$559	$360	$248
Commissions and fees	468	396	372
Safe deposit box rentals	407	365	334
Insurance commissions	403	386	394
Other investment income	244	195	133
Title insurance income	119	207	355
Rent income	116	167	222
Miscellaneous other income	1,181	525	700

Other operating income	$3,497	$2,601	$2,758